RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 231,573,437	$ 206,447,165
Loan portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 231,573,437	$ 206,447,165
Loans and Receivables, Percentage	100.00%	100.00%
Loan portfolio [member] | Consumer services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 112,664,061	$ 96,436,401
Loans and Receivables, Percentage	49.00%	47.00%
Loan portfolio [member] | Commercial services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 47,289,524	$ 45,363,824
Loans and Receivables, Percentage	20.00%	22.00%
Loan portfolio [member] | IFRS Construction [Member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 16,207,343	$ 13,723,891
Loans and Receivables, Percentage	7.00%	7.00%
Loan portfolio [member] | Food, beverage and tobacco
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 10,734,796	$ 9,765,741
Loans and Receivables, Percentage	5.00%	5.00%
Loan portfolio [member] | Transportation and communications
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 7,762,906	$ 7,300,885
Loans and Receivables, Percentage	3.00%	4.00%
Loan portfolio [member] | Public services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 6,526,252	$ 5,628,741
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio [member] | Chemical production
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 4,905,552	$ 5,867,117
Loans and Receivables, Percentage	2.00%	3.00%
Loan portfolio [member] | Other industrial and manufacturing products
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 9,011,548	$ 5,936,370
Loans and Receivables, Percentage	4.00%	3.00%
Loan portfolio [member] | Agricultural
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,831,197	$ 5,375,932
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio [member] | Government
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 4,496,895	$ 4,972,124
Loans and Receivables, Percentage	2.00%	1.00%
Loan portfolio [member] | Trade and tourism
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 2,697,992	$ 2,893,042
Loans and Receivables, Percentage	1.00%	1.00%
Loan portfolio [member] | Mining products and oil
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 1,003,516	$ 941,577
Loan portfolio [member] | Other [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 2,441,855	$ 2,241,520
Loans and Receivables, Percentage	1.00%	1.00%